Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

4. Property, plant and equipment

Oil and Gas assets/ Facilities, Corporate assets

Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2023	$10,754.3	$177.4	$10,931.7
Capital expenditures	290.7	1.8	292.5
Property acquisitions	0.6	-	0.6
Change in decommissioning liability (1)	(1.0)	-	(1.0)
Balance at December 31, 2023	11,044.6	179.2	11,223.8
Capital expenditures	342.3	0.8	343.1
Property acquisitions	84.9	-	84.9
Property dispositions	(1.5)	-	(1.5)
Transfer to assets held for sale	(3,256.0)	-	(3,256.0)
Change in decommissioning liability (1)	22.7	-	22.7
Balance at December 31, 2024	$8,237.0	$180.0	$8,417.0

(1)
Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2023	$8,902.8	$176.6	$9,079.4
Depletion and depreciation	204.8	0.1	204.9
Impairments	2.7	-	2.7
Balance at December 31, 2023	9,110.3	176.7	9,287.0
Depletion and depreciation	244.9	0.4	245.3
Impairments	415.3	-	415.3
Transfer to assets held for sale	(2,874.4)	-	(2,874.4)
Balance at December 31, 2024	$6,896.1	$177.1	$7,073.2

Net book value

	As at December 31
	2024	2023
Total	$1,343.8	$1,936.8

At December 31, 2024, future development costs of $1,699.4 million were included within the depletable base in the depletion and depreciation calculation (2023 - $1,429.2 million).

Right-of-use assets

The following table includes a break-down of the categories for right-of-use assets.

Cost

	Vehicle	Office	Surface	Total
Balance, January 1, 2023	$7.4	$-	$2.1	$9.5
Additions	2.6	2.7	-	5.3
Balance, December 31, 2023 (1)	10.0	2.7	2.1	14.8
Additions	1.0	(1.0)	-	-
Balance, December 31, 2024	$11.0	$1.7	$2.1	$14.8

(1) Excludes expired Transportation right-of-use assets cost of $16.3 million.

Accumulated depletion, depreciation and impairment

	Vehicle	Office	Surface	Total
Balance, January 1, 2023	$5.4	$-	$0.3	$5.7
Depreciation	1.9	-	-	1.9
Balance, December 31, 2023 (1)	7.3	-	0.3	7.6
Depreciation	1.8	-	-	1.8
Balance, December 31, 2024	$9.1	$-	$0.3	$9.4

(1) Excludes expired Transportation right-of-use assets accumulated depreciation of $16.3 million.

Net book value

	As at December 31
	2024	2023
Total	$5.4	$7.2

Total PP&E

Total PP&E including Oil and Gas assets, Facilities, Corporate assets and Right-of-use assets is as follows:

		As at December 31
PP&E	2024	2023
Oil and Gas assets/Facilities, Corporate assets	$1,343.8	$1,936.8
Right-of-use assets	5.4	7.2
Total	$1,349.2	$1,944.0

The Company recorded non-cash impairments of $415.3 million in 2024 compared to non-cash impairments of $2.7 million in 2023. The impairment in 2024 predominately relates to our Pembina assets within our Cardium CGU being classified as assets held for sale. See Notes 5 and 20 for further details.

Impairment

Cardium CGU

At December 31, 2024, as a result of the Company classifying our Pembina assets within our Cardium CGU as assets held for sale, the Company concluded that an indicator of impairment was present for the remaining assets within our Cardium CGU, predominately in Willesden Green. The Company completed an impairment test on the remaining assets following the value-in-use method and utilized an after-tax discount rate of 12.0 percent (pre-tax rate of 15.1 percent) and no further impairment or impairment reversal was recorded based on the test.

The following table outlines benchmark prices and assumptions, based on an average of three independent reserve evaluators' forecasts (GLJ Ltd., Sproule Associates Limited, and McDaniel & Associates Consultants), used in completing the impairment test as at December 31, 2024.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2025	$71.58	$2.36	$0.71	0.00%
2026	74.48	3.33	0.73	2.00%
2027	75.81	3.48	0.74	2.00%
2028	77.66	3.69	0.74	2.00%
2029	79.22	3.76	0.74	2.00%
2030 – 2035	$84.95	$4.03	$0.74	2.00%
Thereafter (inflation percentage)	2.00%	2.00%	-	2.00%

The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2024.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$881.6	$51.7	$62.0

In 2023, no indicators of impairment or reversal of previous impairments were noted for the Cardium CGU.

Peace River/Viking

In 2024 and 2023, no indicators of impairment were noted for the Peace River and Viking CGUs.

Legacy CGU

In 2024, we recorded a net impairment of $19.9 million in our Legacy CGU due to accelerated decommissioning spending in the area and changes to our decommissioning liability assumptions.

During 2023, we recorded a net impairment of $2.7 million in our Legacy CGU due to accelerated decommissioning spending in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed each period.

Peace River Acquisition

On June 26, 2024 the Company closed an asset acquisition, which included production and land in the Peace River area, for total consideration of $80.5 million, including closing adjustments. The Company funded the transaction through a $50.0 million term loan with the remainder drawn on our syndicated credit facility. The Company fully repaid the $50.0 term loan as at December 31, 2024.

Transaction costs associated with the acquisition totaled $1.4 million and were expensed.